Finance Expense and Income - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of finance income expense [line items]
Interest expense on lease liabilities	$ 142	$ 156	$ 130
Net finance income/(expenses) excluding exceptional items	4,358	5,033	4,978	[1]
Mark to market gain (loss)	(1,211)	(325)	606
Unwinding of discount	463	536	499
Interest expense on bonds	64	62	64
Interest on provisions	53	54	89
Brazilian tax credits	49	44	201
Income from interest on brazilian tax credits	142	168	168	[2]
Gain (loss) on remeasurement of deferred considerations	18	17	(22)
Impairment loss on financial investment	(66)
Gain (loss) for completion of tender offers	263	239	246
SAB [member]
Disclosure of finance income expense [line items]
Brazilian tax credits	49	44	201
Income from interest on brazilian tax credits	$ 142	$ 168	$ 168

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(expense). The 2022 presentation were amended to conform to the 2023 and 2024 presentation.
[2]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(expense). The 2022 presentation was amended to conform to the 2023 and 2024 presentation.